SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

27. SUBSEQUENT EVENTS

In February 2025, the Company issued $50,000 of 6.0% convertible notes due December 31, 2029 to a subsidiary of Pacific Alliance Group (“PAG”) pursuant to definitive agreements entered in August 2024, as amended. The initial conversion rate is 54.9451 share per $1,000 of principal, equivalent to an initial conversion price of $18.20 per share. Holders of the Notes also have the right to require the Company to repurchase the 2029 Notes after December 31, 2027.

In April 2025, Recurrent Energy B.V. completed a refinancing for $406,763 in existing credit facilities outstanding as of December 31, 2024, with Banco Santander, S.A., Intesa Sanpaolo S.p.A New York Branch, Coöperatieve Rabobank U.A., New York Branch, and Morgan Stanley Senior Funding, Inc. The new $415,000 credit facility consists of a €83,778,000 ($90,455) and a $324,545 tranche, maturing in April 2028 and extendable by one year subject to lender consent, and is partially guaranteed by the Company.